ANNUAL REPORT

[Graphic]

RICHARD B. FISHER

President

Federated Municipal Opportunities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present its 13th Annual Report. The fund invests in 181 tax-free bonds that provide tax-free income to shareholders. For the last decade, the fund has earned a 4-star rating by Morningstar, 1 and 79% of the fund's holdings are rated "BBB" or better. The purchasers of this fund want to avoid federal taxes on the income of their investment. The fund's investment objective is to provide shareholders with a high level of current income which is generally exempt from federal regular income tax.2

At the end of the reporting period, the fund's $457.5 million portfolio was invested across 181 tax-free securities issued by municipalities in 39 states, the District of Columbia and Puerto Rico. This report covers the 12-month reporting period from September 1, 1998 through August 31, 1999. It begins with an interview with Mary Jo Ochson, Senior Vice President, who co-manages the fund with J. Scott Albrecht, Vice President, both of Federated Investment Management Company, the fund's investment adviser. Following their comments covering the municipal market, the fund's performance, and investment strategy are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's broadly diversified municipal bond holdings, and third is the publication of the fund's financial statements.

Over the 12-month reporting period, the broad bond market was weak from a total return perspective as rising rates caused bond prices to decline. Although municipal bond prices also suffered from this trend, municipal bonds continued to offer historically high yields compared to the yields available on Treasury securities. As a result, Federated Municipal Opportunities Fund, Inc. produced a very competitive stream of income.

1 Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

2 State, local, and federal alternative minimum taxes may apply.

Due to its high-coupon bond holdings, the fund was able to deliver a yield advantage over the average municipal bond fund. The fund's 30-day SEC yield for Class A Shares on August 31, 1999 was 4.66%, based on offering price (i.e., less any applicable sales charge). 3 This is the equivalent of a 7.72% yield on a taxable bond investment for an investor in the 39.6% federal income tax bracket and equivalent to taxable yields of 7.28% and 6.75% for investors in the 36% and 31% tax brackets, respectively.

Individual share class total return performance for the 12-month reporting period, including income distributions, follows. 4


                 TOTAL RETURN INCOME NET ASSET VALUE CHANGE
Class A Shares (2.58%) $0.55 $11.04 to $10.22 = (7.43%) Class B Shares (3.23%)
$0.47 $11.03 to $10.22 = (7.34%) Class C Shares (3.24%) $0.47 $11.03 to $10.22 =
(7.34%) Class F Shares (2.58%) $0.55 $11.04 to $10.22 = (7.43%)

Thank you for investing a portion of your wealth in Federated Municipal Opportunities Fund, Inc. You are one of approximately 12,000 shareholders who earn monthly investment income free from federal tax. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends to compound tax-free. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher
President
October 15, 1999

3 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day current SEC yield as of August 31, 1999 for Class B, C, and F Shares were 4.12%, 4.12% and 4.83%, respectively, based on offering price (i.e., less any applicable sales charge). The taxable yield equivalents, based on offering price (i.e., less any applicable sales charge), for investors in 39.6%, 36%, and 31% federal tax brackets were as follows: Class B Shares: 6.82%, 6.44% and 5.97%, respectively; Class C Shares: 6.82%, 6.44% and 5.97%, respectively; and Class F Shares: 8.00%, 7.55% and 7.00%, respectively.

4 Performance quoted is based on net asset value, reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C and F Shares were (6.96%), (8.32%), (4.17%) and (4.46%), respectively.

[Graphic]

Mary Jo Ochson
Senior Vice President

Federated Investment Management Company

[Graphic]

J. Scott Albrecht
Vice President

Federated Investment Management Company

Investment Review

THE FUND'S FISCAL YEAR SAW THE FEDERAL RESERVE BOARD (THE "FED") POLICY CHANGE FROM ONE OF "EASING" OR REDUCING RATES, TO "TIGHTENING" OR INCREASING RATES. WHILE BOND PRICES IN GENERAL HAVE DECLINED AS A RESULT, MUNICIPAL BONDS REMAINED ATTRACTIVE RELATIVE TO TREASURIES FROM A PRICE AND YIELD PERSPECTIVE. WHAT ARE YOUR COMMENTS ON THE MUNICIPAL BOND MARKETPLACE OVER THE FUND'S FISCAL YEAR?

From a total return standpoint, the reporting period was relatively difficult, reflecting a rise in interest rates across the maturity spectrum after October 1998. The continued strong growth of the domestic economy and diminished concerns about international economic problems were the primary reasons for the rise in yields. For example, yields on the 30-year Treasury bonds moved up 0.95% since August 1998, while the Bond Buyer Revenue Bond Index ("RBI") was up 0.58% over the same period. 1

The reduced appetite for tax-exempt securities from traditional crossover buyers (corporations and insurance companies) was also a driver of the upward trend in municipal yields. Demand was weak from crossover buyers due to the large supply of pre-Year 2000 ("Y2K") corporate debt issuance, which has created attractive relative value opportunities in the corporate bond market. Although direct retail demand has been powerful, it was not able to support the trading of larger blocks of municipal bonds, which normally would support bond prices.

1 The Bond Buyer Revenue Bond Index is a standard against which municipal bonds are measured. This index is unmanaged and investments cannot be made in an index.

Municipal yields as a percentage of Treasury yields are down from last year's record levels, but remain high when compared to any year except 1998. The RBI/30-Year Treasury ratio is now 94% compared to an historical average of about 88%. We believe that at these levels municipal bonds offer attractive relative value.

HOW DID FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. PERFORM ON A TOTAL RETURN BASIS FOR THE 12-MONTH REPORTING PERIOD ENDED AUGUST 31, 1999?

On a relative basis, the fund's total return lagged the general municipal funds tracked by Lipper Analytical Services, Inc. For the 12-month reporting period ended August 31, 1999, the fund's Class A, B, C and F Shares returned (2.58%), (3.23%), (3.24%) and (2.58%), based on net asset value, 2 respectively, while the Lipper General Municipal Funds Average returned (1.63%).3

HOW DID THE FUND PERFORM WITH RESPECT TO INCOME?

Federated Municipal Opportunities Fund, Inc. again produced more federal tax-exempt income than the average long-term general municipal bond fund. As of August 31, 1999, the fund's Class A Shares had a 30-day SEC yield of 4.66% (an increase from 4.33% a year earlier), which beat the 4.42% 30-day SEC yield of other funds with Class A Shares in its Lipper peer group. The fund's core positions in high coupon bonds (both investment and non-investment grade) were behind the strong income performance. This performance is even more impressive on a tax-equivalent basis. Tax-equivalent yields for the fund's Class A Shares ranged from 6.75% for an investor in the 31% tax bracket to 7.72% for an investor in the 39.6% tax bracket. 4

2 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C and F Shares were (6.96%), (8.32%), (4.17%) and (4.46%), respectively.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

4 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The SEC yields are compounded and annualized. The 30-day SEC yields on August 31, 1999 for Class B, C and F shares were 4.12%, 4.12%, and 4.83%, based on offering price (i.e., less any applicable sales charge), respectively. The taxable yield equivalents, based on offering price for investors in 39.6%, 36%, and 31% federal tax brackets were as follows: Class B Shares: 6.82%, 6.44% and 5.97%, respectively; Class C Shares: 6.82%, 6.44% and 5.97%, respectively; and Class F Shares: 8.00%, 7.55% and 7.00%, respectively.

WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF AUGUST 31, 1999?


                                                        PERCENTAGE OF

ISSUER                        MATURITY    COUPON RATE   NET ASSETS


Indianapolis, IN Airport
Authority, Special

Facilities Revenue Bonds      1/15/2017   7.100%          4.0%
District of Columbia,
Revenue Bonds                 10/1/2026   5.625%          3.6%
Illinois Health Facilities
Authority Hospital Revenue
Bonds                         7/1/2004    9.250%          2.6%
Springfield, TN Health &
Educational Facilities
Board, Hospital Revenue

Bonds                         4/1/2006    8.500%          2.0%
St. Paul, MN Housing &
Redevelopment Authority,
Hospital Revenue Refunding

Bonds                         11/1/2017   6.625%          1.9%
TOTAL                                                    14.1%

HOW WERE THE FUND'S ASSETS ALLOCATED IN TERMS OF CREDIT QUALITY AT THE END OF THE REPORTING PERIOD?

      PERCENTAGE OF
      NET ASSETS

AAA   20.5%
AA    10.7%
A      5.9%
BBB   42.3%
BB    17.5%
B      1.7%

Non-rated securities made up 27% of the portfolio's average quality. These securities were assigned a rating as follows: AA, 1.9%; A, 1.1%; BBB, 8.2%; BB, 14.0% and B, 1.7%.

WHAT IS YOUR OUTLOOK FOR MUNICIPAL CREDIT QUALITY AND CREDIT SPREADS AS WE APPROACH THE YEAR 2000?

Municipal credit quality in general has benefited from the strong U.S. economy. Municipal tax receipts at all levels of government have exceeded forecasts, which has allowed municipal fund balances and reserves to expand. There are sectors of the municipal revenue bond market that have experienced credit weakness. For example, the hospital sector, in particular, has experienced credit downgrades as a result of the reductions in Medicare reimbursement by the federal government and overly ambitious expansion plans.

Y2K spending by municipal governments is a potential credit factor that must be taken into consideration as far as both the cost and effectiveness of their Y2K preparedness. While the market does not expect any material interruptions in the supply of necessary municipal services, there does remain the potential for some functions to suffer temporary disruptions.

At the time of this writing, quality spreads were at their widest level since late 1997. If one believes that the U.S. economy will remain in good shape, a valid argument can be made that quality spreads may actually tighten from here on many lower rated bonds. Even if spreads continue to widen a bit more, the absolute levels of yield earned on lower rated bonds should translate into superior relative performance.

Last Meeting of Shareholders

An Annual Meeting of fund shareholders was held on March 26, 1999 and reconvened on May 11, 1999. On January 12, 1999, the record date for shareholders voting at the meeting, there were 44,112,715.175 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Directors: 1


                                         WITHHELD
                                         AUTHORITY

                            FOR          TO VOTE

Thomas G. Bigley            35,685,883   1,262,672
John T. Conroy, Jr.         35,803,516   1,145,039
Nicholas P. Constantakis    35,839,553   1,109,002
John F. Cunningham          35,826,315   1,122,240
J. Christopher Donahue      35,818,517   1,130,038
Peter E. Madden             35,874,405   1,074,150
Charles F. Mansfield, Jr.   35,874,027   1,074,528
John E. Murray, Jr.         35,880,615   1,067,940
John S. Walsh               35,880,615   1,067,940

1 The following Directors of the fund continued their terms as Directors of the fund: John F. Donahue, Lawrence D. Ellis, M.D. and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Deloitte & Touche LLP as the fund's independent auditor.


                       ABSTENTIONS

                       AND BROKER

FOR          AGAINST   NON-VOTES
35,428,252   299,837   1,220,465


AGENDA ITEM 3

To make changes to the fund's fundamental investment policies:

(a) To make non-fundamental and to amend the fund's fundamental investment policy governing investments in restricted securities:


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
22,939,092   1,543,030   1,936,873


(b) To amend the fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding:


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
22,338,721   2,094,432   1,985,843


(c) To make non-fundamental and to amend the fund's fundamental investment policy to permit the fund to invest in the securities of other investment companies:


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
23,007,839   1,650,769   1,760,386


Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you made an initial investment of $13,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $28,458 on 8/31/99. You would have earned a 6.53% 1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 9/30/99, the Class A Shares' average annual 1-year and since-inception (8/5/96) total returns were (8.15%) and 2.78%, respectively. Class B Shares' average annual 1-year and since-inception (8/5/96) total returns were (9.67%) and 2.63%, respectively. Class C Shares' average annual 1-year and since inception (8/5/96) total returns were (5.58%) and 3.49%, respectively. Class F Shares' average annual 1-year, 5-year, and 10-year total returns were (5.69%), 5.11%, and 5.99%, respectively. 2

Graphic representation omitted. See Appendix A.

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge for Class F Shares. A contingent deferred sales charge of 1.00% would be applied on any redemption of Class F Shares less than four years from the purchase date. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; and Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 12 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $20,930.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $13,000, but your account would have reached a total value of $20,930 1 by 8/31/99. You would have earned an average annual total return of

5.98%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

Graphic representation omitted. See Appendix B.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile-Investing for Tax-Free Monthly Income

Fred and Marge Potter both work and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earned. On April 10, 1987, they invested $5,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. and continue to invest $500 in the fund on the first of every month.

As this chart shows, since that time, their investment has grown-on a tax-free basis-to $118,460. 1 This represents a 5.89% average annual total return for investors in the 39.6% federal tax bracket.2 For the Potters, the decision to invest tax-free has made the future worth waiting for.

Graphic representation omitted. See Appendix C.

1 Income may be subject to the federal alternative minimum tax and state and local taxes. Upon redemption, any capital gains are subject to taxes.

2 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Federated Municipal Opportunities Fund, Inc.-Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal Opportunities Fund, Inc. (Class A Shares) (the "Fund")

 from August 5, 1996 (start of performance) to August 31, 1999 compared to the Lehman Brothers Municipal Bond Index (LBMBI).2

AVERAGE ANNUAL TOTAL RETURNS 3 FOR THE PERIOD ENDED AUGUST 31, 1999
1 Year                        (6.96%)

Start of Performance (8/5/96)  3.00%

Graphic representation omitted. See Appendix D.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Municipal Opportunities Fund, Inc.-Class B Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal Opportunities Fund, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 1999 compared to the Lehman Brothers Municipal Bond Index (LBMBI).2

AVERAGE ANNUAL TOTAL RETURNS 3 FOR THE PERIOD ENDED AUGUST 31, 1999
1 Year                        (8.32%)

Start of Performance (8/5/96)  2.89%

Graphic representation omitted. See Appendix E.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 3.00% contingent deferred sales charge on any redemption less than four years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Municipal Opportunities Fund, Inc.-Class C Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal Opportunities Fund, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 1999 compared to the Lehman Brothers Municipal Bond Index (LBMBI).2

AVERAGE ANNUAL TOTAL RETURNS 3 FOR THE PERIOD ENDED AUGUST 31, 1999
1 Year                        (4.17%)

Start of Performance (8/5/96)  3.78%

Graphic representation omitted. See Appendix F.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Municipal Opportunities Fund, Inc.-Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal Opportunities Fund, Inc. (Class F Shares) (the "Fund") from August 31, 1989 to August 31, 1999 compared to the Lehman Brothers Municipal Bond Index (LBMBI).2

AVERAGE ANNUAL TOTAL RETURNS 3 FOR THE PERIOD ENDED AUGUST 31, 1999
1 Year                         (4.46%)

5 Years                         4.80%
10 Years                        6.00%
Start of Performance (4/10/87)  6.53%

Graphic representation omitted. See Appendix G.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

AUGUST 31, 1999


PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-93.9%

                 ALASKA-1.2%

  $  1,440,000   Alaska Industrial
                 Development and Export
                 Authority, Power Revenue
                 Bonds, 5.875% (Upper Lynn
                 Canal Regional Power
                 Supply System)/(Original
                 Issue Yield: 6.00%),
                 1/1/2032                          BB+       $   1,307,246
       310,000   Alaska State Housing
                 Finance Corp., COL Home
                 Mortgage Revenue Bonds,
                 (Series B-1), 6.90% (GNMA

                 LOC), 6/1/2032                    AAA             322,512

     4,000,000   Alaska State Housing
                 Finance Corp., Mortgage
                 Revenue Bonds (Series 1997
                 A-2), 5.75% (Original
                 Issue Yield: 5.778%),

                 6/1/2024                          AAA           3,937,360
                 TOTAL                                           5,567,118

                 ARIZONA-1.5%

     4,985,000   Gilbert, AZ IDA, Revenue
                 Bonds (Series 1999A),
                 5.85% (Southwest Student
                 Services Corp.)/(Original
                 Issue Yield: 5.90%),

                 2/1/2019                           NR           4,586,399
     2,400,000   Maricopa County, AZ, IDA,
                 Solid Waste Disposal
                 Revenue Bonds (Series
                 1999A), 7.50% (Rainbow
                 Valley Landfill Project),

                 12/1/2020                          NR           2,341,680
                 TOTAL                                           6,928,079

                 ARKANSAS-1.6%

     2,920,000   Conway, AR Hospital
                 Authority, Revenue Bonds,
                 7.125% (Conway Regional

                 Hospital), 2/1/2013              BBB+           3,064,511
     2,215,000   Conway, AR Hospital
                 Authority, Revenue
                 Refunding Bonds, 8.125%
                 (Conway Regional

                 Hospital), 7/1/2005              BBB+           2,302,891
     1,000,000   Conway, AR Hospital
                 Authority, Revenue
                 Refunding Bonds, 8.375%
                 (Conway Regional

                 Hospital), 7/1/2011              BBB+           1,041,680
     1,000,000   Little Rock, AR Health
                 Facilities Board, Revenue
                 Refunding Bonds, 7.00%
                 (Baptist Medical Center,

                 AR), 10/1/2017                      A           1,055,340
                 TOTAL                                           7,464,422

                 CALIFORNIA-5.1%

     2,000,000   California Statewide
                 Communities Development

                 Authority,
                 Multifamily Housing
                 Revenue Bonds (Series
                 1999W), 6.65% (El Sereno
                 City Lights Project),

                 7/1/2039                           NR           1,929,520

     2,000,000   California Statewide
                 Communities Development

                 Authority,
                 Multifamily Housing
                 Revenue Bonds (Series
                 1999X), 6.65% (Magnolia
                 City Lights Project),

                 7/1/2039                           NR           1,929,520

     1,500,000   Folsom, CA, Special Tax
                 Bonds (Series 1999), 6.00%
                 (Folsom, CA Community
                 Facilities District No.
                 7)/(Original Issue Yield:

                 6.077%), 9/1/2024                  NR           1,459,350
PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 CALIFORNIA-CONTINUED

  $  2,300,000   San Dimas, CA Housing
                 Authority, Mobile Home
                 Park Revenue Bonds (Series
                 1998A), 5.70% (Charter Oak
                 Mobile Home Estates
                 Acquisition
                 Project)/(Original Issue
                 Yield: 5.90%), 7/1/2028            NR       $   2,163,771
    24,000,000   San Joaquin Hills, CA
                 Transportation Corridor
                 Agency, Toll Road Capital
                 Appreciation Refunding
                 Revenue Bonds (MBIA
                 INS)/(Original Issue

                 Yield: 5.625%), 1/15/2025         AAA           5,544,720
    21,625,000   San Joaquin Hills, CA
                 Transportation Corridor
                 Agency, Toll Road Capital
                 Appreciation Refunding
                 Revenue Bonds (Series A)
                 (MBIA INS)/(Original Issue

                 Yield: 5.60%), 1/15/2023          AAA           5,622,933
     2,000,000   Stockton, CA Public
                 Financing Authority,
                 Reassessment Revenue
                 Bonds, (Series 1998),
                 5.80% (Arch Road & Stockton
                 Business Park
                 Ads)/(Original Issue

                 Yield: 5.80%), 9/2/2020            NR           1,906,980
     1,250,000   Temecula, CA Community
                 Facilities District No.
                 88-12, Special Tax
                 Refunding Bonds (Series

                 1998A), 5.625%, 9/1/2017           NR           1,183,713
     1,000,000   Vista, CA Mobile Home Park,
                 Revenue Bonds (Series
                 1999A), 5.75% (Vista Manor
                 Mobile Home)/(Original
                 Issue Yield: 5.821%),

                 3/15/2029                          NR             946,960
       800,000   Vista, CA Mobile Home Park,
                 Revenue Bonds, Series A,
                 5.875% (Estrella De Oro
                 Mobile Home)/(Original
                 Issue Yield: 5.947%),

                 2/1/2028                           NR             783,192
                 TOTAL                                          23,470,659

                 COLORADO-3.0%

       220,000   Colorado HFA, SFM Revenue
                 Bonds (Series A-2), 7.70%

                 (FHA GTD), 2/1/2023               AA+             228,142

     1,310,000   Colorado HFA, SFM Revenue
                 Bonds (Series C-2), 7.375%

                 (FHA GTD), 8/1/2023               AA+           1,352,339

     4,995,000   Colorado HFA, SFM Revenue
                 Bonds (Series 1997C-2),

                 6.875%, 11/1/2028                  Aa           5,406,638
    10,000,000   E-470 Public Highway
                 Authority, CO, Capital
                 Appreciation Revenue Bonds
                 (Series B) (MBIA
                 INS)/(Original Issue

                 Yield: 5.50%), 9/1/2021           AAA           2,803,400
     9,700,000   E-470 Public Highway
                 Authority, CO, Capital
                 Appreciation Revenue Bonds
                 (Series B) (MBIA
                 INS)/(Original Issue

                 Yield: 5.52%), 9/1/2022           AAA           2,561,964
     5,000,000   E-470 Public Highway
                 Authority, CO, Capital
                 Appreciation Revenue Bonds
                 (Series B) (MBIA
                 INS)/(Original Issue

                 Yield: 5.52%), 9/1/2023           AAA           1,244,000
       105,000   El Paso County, CO HFA, SFM
                 Revenue Bonds, 8.00% (GNMA

                 COL), 9/1/2022                    AAA             108,534
                 TOTAL                                          13,705,017

                 CONNECTICUT-0.6%

     3,000,000   Connecticut Development
                 Authority, PCR Refunding
                 Revenue Bonds (Series A),
                 5.85% (Connecticut Light &

                 Power Co.), 9/1/2028              BB-           2,824,980
PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued
                 DISTRICT OF COLUMBIA-3.6%

  $ 17,000,000   District of Columbia,
                 Revenue Bonds, 5.625%
                 (American
                 University)/(AMBAC
                 INS)/(Original Issue
                 Yield: 5.90%), 10/1/2026          AAA       $  16,583,840
                 FLORIDA-1.9%

     2,500,000   Florida Housing Finance
                 Corp., Multifamily Housing
                 Revenue Bonds (Series 1998
                 T-1), 6.50% (Whistler's

                 Cove Apartments), 1/1/2039         NR           2,358,400
     2,475,000   Lee County, FL HFA, SFM
                 Step Coupon Revenue Bonds,

                 6.85% (GNMA COL), 3/1/2029        Aaa           2,706,908
    16,925,000   Miami-Dade County, FL,
                 Special Obligation Capital
                 Appreciation Revenue Bonds
                 (Series B) (MBIA
                 INS)/(Original Issue

                 Yield: 5.65%), 10/1/2031          AAA           2,570,908
     1,460,000   Orange County, FL HFA,
                 Multifamily Housing
                 Revenue Bonds
                 (Series 1999B), 6.50%
                 (Palm West Apartments

                 Project), 3/1/2034                 NR           1,394,563
                 TOTAL                                           9,030,779

                 GEORGIA-0.3%

     1,640,000   Forsyth County, GA
                 Hospital Authority,
                 Revenue Anticipation
                 Certificates (Series
                 1998), 6.375% (Georgia
                 Baptist Health Care
                 System)/(Original Issue
                 Yield: 6.45%), 10/1/2028           NR           1,518,968

                 IDAHO-0.4%

       550,000   Idaho Housing Agency, SFM
                 Revenue Bonds (Series A),

                 7.50% (FHA GTD), 7/1/2024          AA             573,320
     1,395,000   Idaho Housing Agency, SFM Revenue Bonds (Series F- 2), 7.80%
                 (FHA GTD),

                 1/1/2023                           AA           1,438,175
                 TOTAL                                           2,011,495

                 ILLINOIS-5.7%

     2,020,000   Chicago, IL COL SFM Revenue Bonds (Series A), 7.25%

                 (GNMA COL), 9/1/2028              Aaa           2,235,736
     1,480,000   Chicago, IL, Gas Supply
                 Revenue Bonds, 7.50%
                 (Peoples Gas Light & Coke

                 Company), 3/1/2015                AA-           1,529,876
     1,100,000   Chicago, IL, Gas Supply
                 Revenue Bonds, 7.50%
                 (Peoples Gas Light & Coke

                 Company), 3/1/2015                AA-           1,137,070
     2,000,000   Chicago, IL, Water Revenue
                 Bond, 7.20% (United States
                 Treasury PRF)/(Original
                 Issue Yield: 7.35%),

                 11/15/1999 (@102)                 AAA           2,054,060

     3,000,000   Illinois Development
                 Finance Authority, Housing
                 Revenue Bonds, 6.10%
                 (Catholic Charities
                 Housing Development

                 Corp.), 1/1/2020                   NR           2,940,510
PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 ILLINOIS-CONTINUED

  $  2,500,000   Illinois Development
                 Finance Authority,
                 Mortgage Revenue Refunding
                 Bonds, Series A, 5.80%
                 (MBIA INS), 7/1/2028              AAA       $   2,505,350
     9,825,000   Illinois Health Facilities
                 Authority, Hospital
                 Revenue Bonds (Series A),
                 9.25% (Edgewater Hospital
                 & Medical Center, IL),
                 (State & Local Government
                 Securities PRF), 7/1/2004
                 (@102)                             NR          11,935,705
     2,000,000   Rolling Meadows, IL,
                 Multifamily Mortgage
                 Revenue Refunding Bonds,
                 7.75% (Woodfield Garden
                 Apartments)/(Banque
                 Paribas, Paris LOC),

                 2/1/2004                            A           2,133,100
                 TOTAL                                          26,471,407

                 INDIANA-6.2%

       550,000   Beech Grove, IN, Economic
                 Development Revenue Bond,
                 8.75% (Westvaco Corp.),

                 7/1/2010                            A             556,859

     1,000,000   Goshen, IN, Revenue Bonds
                 (Series 1998), 5.75%
                 (Greencroft Obligated
                 Group)/(Original Issue

                 Yield: 5.87%), 8/15/2028           NR             908,700
     2,000,000   Indiana Health Facilities
                 Finance Authority
                 Rehabilitation Center,
                 Revenue Refunding Bonds
                 (Series 1998), 5.625%
                 (Greenwood Village South
                 Project)/(Original Issue

                 Yield: 5.802%), 5/15/2028        BBB-           1,794,900
     3,000,000 2 Indiana Port Commission,
                 Port Facility Revenue
                 Refunding Bonds, 6.875%

                 (Cargill, Inc.), 5/1/2012          A1           3,175,290
     1,735,000   Indiana State HFA, SFM
                 Revenue Home Mortgage
                 Program
                 (Series F-2), 7.75% (GNMA

                 COL), 7/1/2022                    Aaa           1,802,023
    17,100,000   Indianapolis, IN Airport
                 Authority, Special
                 Facilities Revenue Bonds,
                 7.10% (Federal Express
                 Corp.)/(Original Issue

                 Yield: 7.178%), 1/15/2017         BBB          18,478,431
     2,000,000   South Bend, IN, Economic
                 Development Revenue Bonds
                 (Series 1999A), 6.25%
                 (Southfield
                 Village)/(Original Issue

                 Yield: 6.375%), 11/15/2029         NR           1,861,620
                 TOTAL                                          28,577,823

                 IOWA-0.2%
     1,000,000   Davenport, IA PCA, PCR

                 Refunding Bonds, Nicols-
                 Homeshield Project, 8.375%

                 (Quanex Corp.), 12/1/2005          NR           1,008,720

                 KANSAS-1.2%

     1,500,000 2 Kansas Development Finance
                 Authority, Multifamily
                 Housing Revenue Bonds,
                 Series 1998K, 6.375%
                 (Pioneer Olde Town

                 Apartments), 10/1/2017             NR           1,437,870
        50,000   Manhattan, KS, Industrial
                 Revenue Bonds (Series

                 1999), 6.25%
                 (Farrar Corporation

                 Project), 8/1/2006                 NR              49,720
     1,625,000   Manhattan, KS, Industrial
                 Revenue Bonds (Series

                 1999), 7.00%
                 (Farrar Corporation

                 Project), 8/1/2014                 NR           1,626,593
     2,260,000   Sedgwick & Shawnee
                 Counties, KS, SFM Revenue
                 Bonds (Series 1997A-1),

                 6.95% (GNMA COL), 6/1/2029        Aaa           2,434,562
                 TOTAL                                           5,548,745

PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 KENTUCKY-1.6%

  $  3,500,000   Kenton County, KY Airport
                 Board, Special Facilities
                 Revenue Bonds (Series A),
                 7.50% (Delta Air Lines,
                 Inc.)/(Original Issue
                 Yield: 7.60%), 2/1/2020          BBB-       $   3,715,110
     4,000,000   Kentucky EDFA, Hospital
                 System Refunding Revenue
                 Bonds, 5.875% (Appalachian
                 Regional Health
                 Center)/(Original Issue

                 Yield: 5.92%), 10/1/2022          BBB           3,649,680
                 TOTAL                                           7,364,790

                 LOUISIANA-4.9%

     3,000,000   De Soto Parish, LA
                 Environmental Improvement
                 Authority, Revenue Bonds,
                 7.70% (International Paper

                 Co.), 11/1/2018                  BBB+           3,353,430
     1,000,000   Iberville Parish, LA, PCR
                 Refunding Bonds, (Series
                 1998), 5.70% (Entergy Gulf
                 States, Inc.)/(Original
                 Issue Yield: 5.699%),

                 1/1/2014                          BB+             934,150
                 LOUISIANA-4.9%

     2,800,000   Lake Charles, LA Harbor &
                 Terminal District, Port
                 Facilities Revenue
                 Refunding Bond, Trunkline
                 Lining Co. Project, 7.75%
                 (Panhandle Eastern Corp.),

                 8/15/2022                          A3           3,095,540
     5,645,000   St. Charles Parish, LA, PCR
                 Bonds, 7.50% (Louisiana
                 Power &
                 Light Co.)/(Original Issue

                 Yield: 7.542%), 6/1/2021          BBB           5,923,242
     1,400,000   St. Charles Parish, LA, PCR
                 Bonds, 8.00% (Louisiana
                 Power & Light Co.),

                 12/1/2014                        Baa3           1,450,848
     3,650,000   St. Charles Parish, LA,
                 Solid Waste Disposal
                 Revenue Bonds (Series A),
                 7.00% (Louisiana Power &
                 Light Co.)/(Original Issue

                 Yield: 7.04%), 12/1/2022          BBB           3,856,590
     3,000,000   St. James Parish, LA, Solid
                 Waste Disposal Revenue
                 Bonds, 7.70% (Freeport
                 McMoRan, Inc.)/(Original
                 Issue Yield: 7.75%),

                 10/1/2022                          NR           3,166,140
     1,000,000   West Feliciana Parish, LA,
                 PCR Bonds, 5.80% (Entergy
                 Gulf States, Inc.),

                 12/1/2015                         BB+             947,060
                 TOTAL                                          22,727,000

                 MASSACHUSETTS-1.4%
     5,000,000   Massachusetts HEFA,

                 Revenue Bonds (Series
                 1999A), 5.75% (Caritas
                 Christi Obligated
                 Group)/(Original Issue

                 Yield: 5.80%), 7/1/2028           BBB           4,537,850
     2,300,000   Massachusetts IFA,
                 Refunding Revenue Bonds
                 (Series 1998A),
                 5.625% (Chestnut Knoll at
                 Glenmeadow)/(Original
                 Issue Yield:

                 5.70%), 2/15/2025                  NR           2,101,602
                 TOTAL                                           6,639,452


PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 MICHIGAN-2.0%

  $  1,000,000   Chelsea, MI Economic
                 Development Corp., Revenue
                 Refunding Bonds (Series
                 1998), 5.40% (United
                 Methodist Retirement
                 Communities,
                 Inc.)/(Original Issue

                 Yield: 5.52%), 11/15/2018         BBB       $     897,370
     2,250,000   Chelsea, MI Economic
                 Development Corp., Revenue
                 Refunding Bonds (Series
                 1998), 5.40% (United
                 Methodist Retirement

                 Communities,
                 Inc.)/(Original Issue

                 Yield: 5.58%), 11/15/2027         BBB           1,968,233
     1,755,000   Island City Academy, MI,
                 Certificates of
                 Participation, 7.25%,

                 12/1/2029                          NR           1,755,456

       455,000   Michigan State HDA, SFM
                 Revenue Bonds (Series B),

                 6.95%, 12/1/2020                  AA+             470,775
     1,000,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds, 6.90% (Central
                 Wayne Energy Recovery
                 Limited Partnership),

                 7/1/2019                           NR             991,560
     1,000,000   Michigan Strategic Fund,
                 Resource Recovery Limited
                 Obligation Revenue Bonds,
                 7.00% (Central Wayne
                 Energy Recovery Limited

                 Partnership), 7/1/2027             NR           1,001,520
     2,100,000   Mosaica Academy of
                 Saginaw, MI, Certificates
                 of Participation,

                 7.00%, 6/1/2029                    NR           2,048,445
                 TOTAL                                           9,133,359

                 MINNESOTA-4.7%

       250,000   Centennial Independent
                 School District No. 012,
                 MN, UT GO Bonds, (Series
                 A), 7.15% (FSA INS)/(PRF),

                 2/1/2011                          AAA             253,630
        90,000   Dakota County, MN Housing &
                 Redevelopment Authority,
                 SFM Revenue Bonds, 7.20%

                 (GNMA GTD), 12/1/2009             AAA              90,235

       165,000   Hennepin Co. MN, Lease
                 Revenue Certificates of
                 Participation,(Series A),

                 6.80%, 5/15/2017                   AA             174,200

       200,000   Minneapolis, MN
                 Multifamily Housing
                 Authority, Multifamily
                 Housing Revenue Bonds,
                 7.125% (Seward
                 Towers)/(GNMA COL),

                 12/20/2010                        AAA             206,968

       300,000   Minneapolis, MN
                 Multifamily Housing
                 Authority, Multifamily
                 Housing Revenue Bonds,
                 Churchill Project, 7.05%

                 (FHA GTD), 10/1/2022              AAA             316,674

     3,000,000   Minnesota State HFA, SFM
                 Revenue Bonds (Series E),

                 6.85%, 1/1/2024                   AA+           3,107,820
       100,000   Minnesota State HFA,
                 Single Family Mortgage
                 Revenue Bonds, Series C,
                 7.10% (FHA/VA Mortgages

                 COL), 7/1/2011                    AA+             103,749
       100,000   Minnetonka, MN,
                 Multifamily Housing
                 Revenue Bonds, Cedare
                 Hills East Project, 7.50%

                 (FHA COL), 12/1/2017               A+             103,336
     8,770,000   St. Paul, MN Housing &
                 Redevelopment Authority,
                 Hospital Revenue Refunding
                 Bonds (Series A), 6.625%
                 (Healtheast, MN)/(Original
                 Issue Yield: 6.687%),

                 11/1/2017                         BBB           8,784,295

     8,000,000 2 VRDC/IVRC Trust, GO
                 Inverse Variable Rate
                 Certificates, 7.773%
                 (University of Minnesota),

                 5/18/2012                          AA           8,580,000
                 TOTAL                                          21,720,907


PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 MISSISSIPPI-0.5%

  $  2,500,000   Mississippi Business
                 Finance Corp., PCR Bonds,
                 5.875% (System Energy
                 Resources, Inc.)/(Original
                 Issue Yield: 5.934%),
                 4/1/2022                         BBB-       $   2,356,700
                 MISSOURI-0.5%
     2,445,000   Kansas City, MO IDA,
                 Multifamily Housing
                 Revenue Bonds, 6.90%
                 (Woodbridge Apartments

                 Project), 8/1/2030                 NR           2,410,305

                 MONTANA-0.2%

       850,000   Montana State Board of
                 Housing, SFM Revenue Bonds
                 (Series B-2), 7.50% (FHA

                 GTD), 4/1/2023                    Aa2             881,918
                 NEVADA-1.7%

     3,000,000   Clark County, NV,
                 Industrial Development
                 Refunding Revenue Bonds
                 (Series 1995B), 5.90%
                 (Nevada Power Co.),

                 10/1/2030                         BBB           2,871,630
     5,110,000   Clark County, NV,
                 Industrial Development
                 Revenue Bonds (Series
                 1997A), 5.90% (Nevada

                 Power Co.), 11/1/2032             BBB           4,887,255
                 TOTAL                                           7,758,885

                 NEW HAMPSHIRE-1.9%

       600,000   New Hampshire Higher
                 Educational & Health
                 Facilities
                 Authority, Revenue Bonds
                 (Series 1998), 5.75%
                 (RiverMead at

                 Peterborough), 7/1/2028            NR             552,228
       795,000   New Hampshire State HFA,
                 SFM Revenue Bonds (Series

                 B), 7.75%, 7/1/2023                A+             829,877
     4,420,000   New Hampshire State HFA,
                 SFM Revenue Bonds (Series

                 D), 7.25%, 7/1/2015                A+           4,572,623
     2,865,000   New Hampshire State IDA,
                 PCR Bonds ( Series A),
                 8.00% (United Illuminating

                 Co.), 12/1/2014                  BBB+           2,966,421
                 TOTAL                                           8,921,149

                 NEW JERSEY-0.5%

     2,550,000   New Jersey EDA, Revenue
                 Bonds (Series 1997A),
                 5.875% (Host Marriott

                 Corp.), 12/1/2027                  NR           2,360,204
                 NEW MEXICO-1.2%

     2,500,000   Dona Ana County, NM,
                 Multifamily Housing
                 Revenue Bonds
                 (Series 1999A), 6.75%
                 (Montana Meadows

                 Apartments), 8/1/2029              NR           2,487,075
     2,000,000   Farmington, NM, PCR
                 Refunding Bonds (Series
                 1997), 6.375% (Public
                 Service Co. New Mexico),

                 4/1/2022                          BB+           2,042,980
     1,250,000   Santa Fe County, NM,
                 Project Revenue Bonds
                 (Series 1998A), 5.625% (El
                 Castillo Retirement
                 Residences)/(Original
                 Issue Yield: 5.828%),

                 5/15/2025                          NR           1,137,963
                 TOTAL                                           5,668,018


PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued
                 NEW YORK-3.1%

  $  2,500,000   Brookhaven, NY IDA, Senior
                 Residential Housing
                 Revenue Bonds, 6.25%
                 (Woodcrest Estates),
                 12/1/2023                          NR       $   2,360,325
     1,500,000   New York City, NY IDA,
                 Industrial Development
                 Revenue Refunding Bonds
                 (Series 1998), 6.00%
                 (Field Hotel Associates,

                 L.P.- JFK

                 Project), 11/1/2028                NR           1,434,540
     2,500,000   New York State Energy
                 Research & Development
                 Authority, Electric
                 Facilities Revenue Bonds
                 (Series A), 7.50%
                 (Consolidated Edison
                 Co.)/(Original Issue

                 Yield: 7.65%), 1/1/2026            A+           2,551,375
       280,000   New York State
                 Environmental Facilities
                 Corp., PCR State Water
                 Revolving Fund, 7.25%
                 (Original Issue Yield:

                 7.334%), 6/15/2010                AA+             299,090

     2,620,000   New York State
                 Environmental Facilities
                 Corp., PCR State Water
                 Revolving Fund, 7.25%
                 (United States Treasury

                 PRF), 6/15/2001 (@102)            AAA           2,810,736

     5,000,000   New York State
                 Environmental Facilities
                 Corp., Solid Waste
                 Disposal Revenue Bonds,
                 6.10% (Occidental
                 Petroleum Corp.)/(Original
                 Issue Yield: 6.214%),
                 11/1/2030                        BBB+           4,969,800
                 TOTAL                                          14,425,866

                 NORTH CAROLINA-0.6%
     1,000,000   Martin County, NC IFA,

                 (Series 1995) Solid Waste
                 Disposal Revenue Bonds,
                 6.00% (Weyerhaeuser Co.),

                 11/1/2025                           A             997,940

     2,000,000   North Carolina Medical
                 Care Commission, Health
                 Care Facilities First
                 Mortgage Revenue Refunding
                 Bonds (Series 1998),
                 5.625% (United Church
                 Retirement
                 Homes)/(Original Issue
                 Yield: 5.80%), 9/1/2024            NR           1,835,620
                 TOTAL                                           2,833,560

                 NORTH DAKOTA-0.6%

     1,660,000   North Dakota State HFA, SFM
                 Revenue Bonds (Series C),

                 7.30%, 7/1/2024                    A+           1,716,241

     1,095,000   North Dakota State HFA, SFM
                 Revenue Bonds, (Series A),

                 6.75% (FHA COL), 7/1/2012          A+           1,135,515
                 TOTAL                                           2,851,756
                 OHIO-1.2%

     2,000,000   Cleveland, OH, Airport
                 Special Refunding Revenue
                 Bonds (Series 1999), 5.70%
                 (Continental Airlines,
                 Inc.)/(Original Issue

                 Yield: 5.80%), 12/1/2019           BB           1,864,620
     1,680,000 2 Franklin County, OH,
                 Multifamily Housing
                 Revenue Refunding
                 Bonds (Series 1998B),
                 6.25% (Jefferson Chase
                 Apartments

                 Project), 11/1/2015                NR           1,615,454
PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 OHIO-CONTINUED

  $  1,500,000   Ohio State Air Quality
                 Development Authority, PCR
                 Refunding Revenue Bonds
                 (Series 1997A), 6.10%
                 (Cleveland Electric
                 Illuminating Co.),
                 8/1/2020                          BB+       $   1,464,450
       500,000   Ohio State Water
                 Development Authority, PCR
                 Bonds (Series A), 8.10%
                 (Ohio Edison
                 Co.)/(Original Issue

                 Yield: 8.142%), 10/1/2023         BB-             513,985
                 TOTAL                                           5,458,509

                 OKLAHOMA-2.7%

     4,585,000   Jackson County, OK Hospital Authority, Hospital Revenue
                 Refunding Bonds, 7.30% (Jackson County Memorial Hospital,
                 OK)/(Original Issue Yield:

                 7.40%), 8/1/2015                   BB           4,778,625

     1,250,000   Tulsa, OK Municipal
                 Airport, Revenue Bonds,
                 7.375% (American

                 Airlines), 12/1/2020             BBB-           1,303,550
     6,200,000   Tulsa, OK Municipal
                 Airport, Revenue Bonds,
                 7.60% (American
                 Airlines)/(Original Issue

                 Yield: 7.931%), 12/1/2030        BBB-           6,542,922
                 TOTAL                                          12,625,097

                 OREGON-0.5%

     2,500,000   Klamath Falls, OR, Senior
                 Lien Electric Revenue
                 Refunding Bonds, 6.00%
                 (Klamath Cogeneration

                 Project), 1/1/2025                 NR           2,355,800

                 PENNSYLVANIA-10.4%
     3,000,000   Allegheny County, PA HDA,

                 Health & Education Revenue
                 Bonds, 7.00%
                 (Rehabilitation Institute
                 of Pittsburgh)/(Original
                 Issue Yield: 7.049%),
                 (United States Treasury

                 PRF), 6/1/2002 (@102)             AAA           3,257,400
     2,500,000   Allegheny County, PA HDA,
                 Health & Education Revenue
                 Bonds, 7.00%
                 (Rehabilitation Institute
                 of Pittsburgh)/(United
                 States Treasury
                 PRF)/(Original Issue
                 Yield: 7.132%), 6/1/2002

                 (@102)                            AAA           2,714,500
     2,330,000   Allegheny County, PA HDA,
                 Health Care Facilities
                 Revenue Bonds (Series
                 1998), 5.875% (Villa St.
                 Joseph of Baden,
                 Inc.)/(Original Issue

                 Yield: 6.02%), 8/15/2018           NR           2,151,079
     4,770,000   Allegheny County, PA
                 Higher Education, Building
                 Authority Revenue Bonds,
                 7.375% (La Roche College),

                 7/15/2012                          NR           4,988,132
     1,480,000   Allegheny County, PA IDA,
                 Revenue Bonds, 8.75%
                 (United Parcel Service),

                 2/15/2009                          NR           1,499,847

     1,000,000   Bucks County, PA IDA, First
                 Mortgage Health Care
                 Facilities Revenue Bonds
                 (Series 1999), 6.30%
                 (Chandler Hall Health
                 Services Obligated
                 Group)/(Original Issue
                 Yield: 6.40%), 5/1/2029            NR             934,780
     1,500,000   Chartiers Valley, PA
                 Industrial & Commercial
                 Development Authority,
                 First Mortgage Revenue
                 Refunding Bonds (Series
                 1999), 6.375% (Asbury
                 Health Center)/(Original
                 Issue Yield: 6.52%),

                 12/1/2024                          NR           1,447,890
PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 PENNSYLVANIA-CONTINUED

  $  3,000,000   Delaware County, PA
                 Authority, College Revenue
                 Bonds, 7.25% (Eastern
                 College)/(United States
                 Treasury PRF)/(Original
                 Issue Yield: 7.875%),
                 3/1/2004 (@100)                   AAA       $   3,320,490
     2,055,000   Erie County, PA Hospital
                 Authority, Revenue Bonds,
                 7.50% (Erie Infants & Youth

                 Home, Inc.), 10/1/2011             NR           2,120,472
       400,000   Erie County, PA IDA, PCR
                 Refunding Bonds, 7.15%
                 (International Paper Co.),

                 9/1/2013                         BBB+             422,168

     6,000,000 2 Pennsylvania EDFA, Exempt
                 Facilities Revenue Bonds
                 (Series 1997B), 6.125%
                 (National Gypsum Co.),

                 11/1/2027                          NR           5,800,440

     4,000,000 2 Pennsylvania EDFA, Exempt
                 Facilities Revenue Bonds,
                 6.25% (National Gypsum

                 Co.), 11/1/2027                    NR           3,930,400
     3,500,000   Pennsylvania EDFA,
                 Resource Recovery Revenue
                 Bonds (Series A), 6.40%
                 (Northampton Generating),

                 1/1/2009                         BBB-           3,573,430
     8,000,000   Pennsylvania EDFA,
                 Wastewater Treatment
                 Revenue Bonds (Series A),
                 7.60% (Sun Co.,
                 Inc.)/(Original Issue

                 Yield: 7.653%), 12/1/2024         BBB           8,749,760
     1,740,000   Pennsylvania State Higher
                 Education Facilities
                 Authority, College &
                 University Revenue Bonds,
                 6.75% (Thiel College),
                 (United States Treasury

                 PRF), 9/1/2003 (@102)             AAA           1,893,277

     1,200,000   Pennsylvania State Higher
                 Education Facilities
                 Authority, Revenue Bonds
                 (Series 1996), 7.15%
                 (Thiel College), (United
                 States Treasury PRF),

                 5/15/2006 (@102)                  AAA           1,367,220
                 TOTAL                                          48,171,285

                 PUERTO RICO-0.4%

     1,000,000 2 Puerto Rico Highway and

                 Transportation Authority,

                 Residual Interest Tax-

                 Exempt Securites (Series

                 PA 331A), 7.203% (AMBAC

                 INS), 7/1/2013                     NR           1,057,520

     1,000,000 2 Puerto Rico Highway and

                 Transportation Authority,

                 Residual Interest Tax-

                 Exempt Securities (Series

                 PA 331B), 7.203% (AMBAC

                 INS), 7/1/2014                     NR           1,049,900
                 TOTAL                                           2,107,420

                 SOUTH CAROLINA-1.2%

  $  2,000,000   Charleston, SC, Industrial
                 Refunding Revenue Bonds,
                 6.95% (AEI Resources,

                 Inc.), 8/10/2028                   NR       $   1,967,820
    15,550,000   Connector 2000
                 Association, Inc., SC,
                 Toll Road Capital
                 Appreciation Revenue Bonds
                 (Series 1998A) (Original
                 Issue Yield: 5.85%),

                 1/1/2034                         BBB-           1,617,822
     2,000,000   South Carolina Jobs-EDA,
                 First Mortgage Health
                 Facilities Revenue
                 Refunding Bonds (Series
                 1998), 5.70% (The Lutheran
                 Homes of South Carolina,
                 Inc.)/(Original Issue

                 Yield: 5.80%), 5/1/2026            NR           1,867,720
                 TOTAL                                           5,453,362


PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 TENNESSEE-3.3%

  $  1,160,000   Metropolitan Government
                 Nashville & Davidson
                 County, TN HEFA, Refunding
                 Revenue Bonds (Series
                 1998), 5.65% (The
                 Blakeford at Green
                 Hills)/(Original Issue
                 Yield: 5.75%), 7/1/2024            NR       $   1,037,864
     1,000,000   Shelby County, TN Health
                 Education & Housing
                 Facilities Board, Health
                 Care Facilities Revenue
                 Bonds (Series 1997A),
                 6.375% (Kirby Pines
                 Retirement
                 Community)/(Original Issue

                 Yield: 6.50%), 11/15/2025          NR             967,170
     3,100,000   Springfield, TN Health &
                 Educational Facilities
                 Board, Hospital Revenue
                 Bonds, 8.25% (NorthCrest
                 Medical Center)/(Original
                 Issue Yield: 8.50%),

                 (PRF), 4/1/2006 (@102)            AAA           3,655,303
     7,800,000   Springfield, TN Health &
                 Educational Facilities
                 Board, Hospital Revenue
                 Bonds, 8.50% (NorthCrest
                 Medical Center)/(Original
                 Issue Yield: 8.875%),

                 (PRF), 4/1/2006 (@102)            Aaa           9,553,596
         5,000   Tennessee Housing
                 Development Agency,
                 Homeownership Program,
                 Issue V Revenue Bonds,

                 7.65%, 7/1/2022                    AA               5,121
                 TOTAL                                          15,219,054

                 TEXAS-11.8%
     2,500,000   Brazos River Authority,

                 TX, PCR Revenue Bonds
                 (Series A), 7.875% (Texas
                 Utilities Electric Co.),

                 3/1/2021                         BBB+           2,647,575
     1,800,000   Brazos River Authority,
                 TX, PCR Revenue Bonds
                 (Series A), 8.125% (Texas
                 Utilities Electric Co.),

                 2/1/2020                         BBB+           1,856,250

     7,320,000   Dallas-Fort Worth, TX
                 International Airport
                 Facilities, Revenue Bonds,
                 7.125% (Delta Air Lines,
                 Inc.)/(Original Issue

                 Yield: 7.55%), 11/1/2026         BBB-           7,562,072
     3,000,000   Dallas-Fort Worth, TX
                 International Airport
                 Facilities, Revenue Bonds,
                 7.25% (American
                 Airlines)/(Original Issue

                 Yield: 7.428%), 11/1/2030        BBB-           3,192,330
     2,370,000   Dallas-Fort Worth, TX
                 International Airport
                 Facilities, Revenue Bonds,
                 7.50% (American
                 Airlines)/(Original Issue

                 Yield: 8.20%), 11/1/2025         BBB-           2,478,214
     2,500,000   Dallas-Fort Worth, TX
                 International Airport
                 Facilities, Revenue Bonds,
                 7.625% (Delta Air Lines,
                 Inc.)/(Original Issue

                 Yield: 7.65%), 11/1/2021         BBB-           2,652,350
     1,000,000   Guadalupe-Blanco River
                 Authority TX, Industrial
                 Development Corp., PCR
                 Bonds, 8.60% (A.P. Green

                 Industries), 4/1/2009              NR           1,040,180
     2,500,000   Guadalupe-Blanco River
                 Authority TX, Industrial
                 Development Corp., PCR
                 Bonds, 8.60% (A.P. Green

                 Industries), 4/1/2009              NR           2,600,450
     5,000,000   Gulf Coast, TX Waste
                 Disposal Authority,
                 Revenue Bonds (Series A),
                 6.875% (Champion
                 International
                 Corp.)/(Original Issue

                 Yield: 7.15%), 12/1/2028          BBB           5,310,800
     3,000,000   Gulf Coast, TX Waste
                 Disposal Authority,
                 Revenue Bonds, 5.60%
                 (Valero Energy Corp.),

                 4/1/2032                         BBB-           2,731,740

     5,000,000   Harris County-Houston, TX
                 Sports Authority, Special
                 Revenue Jr. Lien Capital
                 Appreciation Revenue Bonds
                 (Series B) (MBIA
                 INS)/(Original Issue

                 Yield: 5.45%), 11/15/2017         AAA           1,734,700
PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 TEXAS-CONTINUED

  $  4,000,000 2 Matagorda County, TX
                 Navigation District Number
                 One, Residual Interest
                 Tax-Exempt Securities
                 (Series PA-427), 6.088%
                 (Houston Industries,
                 Inc.)/(MBIA INS),
                 11/1/2029                          NR       $   3,304,960
     4,675,000   Richardson, TX Hospital
                 Authority, Refunding
                 Revenue Bonds, 6.75%
                 (Baylor/Richardson Medical
                 Center, TX)/(Original
                 Issue Yield: 6.82%),

                 12/1/2023                        BBB+           4,835,259

     2,955,000   Richardson, TX Hospital Authority, Refunding Revenue Bonds,
                 6.75% (Baylor/Richardson Medical Center, TX)/(Original Issue
                 Yield:

                 6.82%), 12/1/2023                BBB+           3,245,565
     1,000,000   Tarrant County, TX HFDC,
                 Revenue Bonds (Series
                 1998C), 5.75% (Bethesda
                 Living Center)/(Original
                 Issue Yield: 5.89%),

                 8/15/2018                          NR             932,390
     1,000,000   Tarrant County, TX HFDC,
                 Revenue Bonds (Series
                 1998C), 5.75% (Bethesda
                 Living Center)/(Original
                 Issue Yield: 5.97%),

                 8/15/2028                          NR             906,290
     7,500,000   West Side Calhoun County,
                 TX Navigation District,
                 Solid Waste Revenue Bond,
                 6.40% (Union Carbide
                 Corp.)/(Original Issue

                 Yield: 6.437%), 5/1/2023          BBB           7,654,125
                 TOTAL                                          54,685,250

                 UTAH-0.5%

       560,000   Hildale, UT, Electric
                 Revenue Bonds (Series

                 1995), 7.00%, 9/1/2002             NR             545,569

       425,000   Utah State HFA, SFM Revenue
                 Bonds (Series B-3), 7.10%,

                 7/1/2024                          AAA             440,355

       485,000   Utah State HFA, SFM Revenue Bonds (Series E-2), 7.15% (FHA
                 GTD)/(Original Issue

                 Yield: 7.169%), 7/1/2024          AAA             501,844
       530,000   Utah State HFA, SFM Revenue
                 Bonds, 7.55% (FHA GTD),

                 7/1/2023                          AAA             550,511

        60,000   Utah State HFA, SFM Revenue
                 Bonds, 7.75% (FHA GTD),

                 1/1/2023                          AAA              60,589
                 TOTAL                                           2,098,868

                 VIRGINIA-1.1%

     7,500,000   Pocohontas Parkway
                 Association, VA, Toll Road
                 Capital Appreciation
                 Revenue Bonds (Series B)
                 (Original Issue Yield:

                 5.75%), 8/15/2017                BBB-           2,473,200

    16,000,000   Pocohontas Parkway
                 Association, VA, Toll Road
                 Capital Appreciation
                 Revenue Bonds (Series
                 1998B) (Original Issue

                 Yield: 5.90%), 8/15/2029         BBB-           2,434,720
                 TOTAL                                           4,907,920

                 WASHINGTON-0.9%
     4,300,000   Port of Camas-Washougal,

                 WA, PCR Refunding Bonds (Series 1993), 6.70% (James River
                 Project, WA)/(Original Issue Yield:

                 6.75%), 4/1/2023                 BBB-           4,422,894
PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 WISCONSIN-2.0%

  $  1,250,000   Wisconsin HEFA, Revenue
                 Bonds (Series 1998), 5.70%
                 (United Lutheran Program
                 For The Aging,
                 Inc.)/(Original Issue
                 Yield: 5.778%), 3/1/2028           NR       $   1,149,738
     2,000,000   Wisconsin HEFA, Revenue
                 Bonds (Series B), 6.75%
                 (Grant Regional Health
                 Center, Inc.)/(Original
                 Issue Yield: 6.90%),

                 10/1/2022                          NR           1,974,540

     1,750,000   Wisconsin HEFA, Revenue
                 Bonds, 5.80% (Beaver Dam
                 Community Hospitals,

                 Inc.), 8/15/2028                   NR           1,601,635
     2,300,000   Wisconsin HEFA, Revenue
                 Bonds, Series 1998, 5.75%
                 (Attic Angel Obligated
                 Group)/(Original Issue

                 Yield: 6.00%), 11/15/2027          NR           2,059,029
     2,470,000   Wisconsin Housing & EDA,
                 Home Ownership Revenue
                 Bonds (Series H), 5.75%,

                 9/1/2028                           AA           2,418,843
                 TOTAL                                           9,203,785

                 TOTAL LONG-TERM
                 MUNICIPALS (IDENTIFIED

                 COST $430,282,047)                            435,475,165
                 SHORT-TERM MUNICIPALS-4.7%

                 CONNETICUT-1.4%
     6,600,000   Connecticut State HEFA,

                 (1999 Series U-1) Weekly

                 VRDNs (Yale University)           AAA           6,600,000

                 IDAHO-0.2%

       700,000   Boise, ID Industrial
                 Development Corp., Multi-
                 Mode Variable Rate
                 Industrial Development
                 Revenue Bonds (Series
                 1998) Weekly VRDNs
                 (Multiquip Inc.
                 Project)/(Bank of Tokyo-
                 Mitsubishi Ltd. LOC)               A-             700,000

                 MISSOURI-0.3%

     1,600,000   Missouri State Health
                 Facilities Educational
                 Authority Revenue Bonds,

                 3.00%, (Series B)                 AA+           1,600,000
                 NEW YORK-1.5%

       500,000   New York City Municipal
                 Water Finance Authority,
                 Water and Sewer System
                 Revenue Bonds (Series 1995
                 A) Daily VRDNs (FGIC
                 INS)/(FGIC Securities

                 Purchase, Inc. LIQ)               AAA             500,000
       300,000   New York City, NY
                 Transitional Finance
                 Authority, (1998 Subseries
                 A-1) Weekly VRDNs
                 (Commerzbank AG, Frankfurt
                 LIQ)  AA             300,000

       600,000   New York City, NY,
                 Subseries A-10 Daily VRDNs
                 (Morgan Guaranty Trust

                 Co., New York LOC)                AAA             600,000
     5,500,000   New York State Energy
                 Research & Development
                 Authority, (1985 Series A)
                 Daily VRDNs (Niagara
                 Mohawk Power
                 Corp.)/(Toronto-Dominion

                 Bank LOC)                         AA-           5,500,000
                 TOTAL                                           6,900,000


PRINCIPAL                                         CREDIT
AMOUNT                                            RATING 1           VALUE
                 SHORT-TERM MUNICIPALS-

                 continued
                 NORTH CAROLINA-1.0%

  $  4,400,000   Person County, NC
                 Industrial Facilities &
                 PCFA Daily VRDNs (Carolina
                 Power & Light
                 Co.)/(SunTrust Bank,
                 Atlanta LOC)                      Aa3       $   4,400,000
       200,000   Wake County, NC Industrial
                 Facilities & PCFA, (Series
                 1990B) Daily VRDNs
                 (Carolina Power & Light
                 Co.)/(Bank of New York, New

                 York LOC)                         AA-             200,000
                 TOTAL                                           4,600,000

                 TEXAS-0.3%
     1,600,000   Harris County, TX HFDC,

                 (Series 1994) Daily VRDNs
                 (Methodist Hospital,

                 Harris County, TX)                 AA           1,600,000

                 TOTAL SHORT-TERM
                 MUNICIPALS (AT AMORTIZED

                 COST)                                          22,000,000

                 TOTAL INVESTMENTS
                 (IDENTIFIED COST

                 $452,282,047) 3                             $ 457,475,165

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securites laws. These securites have been deemed liquid based upon criteria approved by the fund's board of directors. At August 31, 1999, these securities amounted to $29,951,834 which represents 6.5% of net assets.

3 The cost of investments for federal tax purposes amounts to $452,282,047. The net unrealized appreciation of investments on a federal tax basis amounts to $5,193,118 which is comprised of $17,329,859 appreciation and $12,136,741 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($464,006,608) at August 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized EDA -Economic Development Authority EDFA -Economic Development Financing Authority FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HDA -Hospital Development Authority HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCR -Pollution Control Revenue PCFA -Pollution Control Finance Authority PRF -Prerefunded SFM -Single Family Mortgage UT -Unlimited Tax VA -Veterans Adminstration VRDNs -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

AUGUST 31, 1999


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$452,282,047)                                   $ 457,475,165
Cash                                                   28,942
Income receivable                                   7,404,008
Receivable for investments
sold                                                7,948,000
Receivable for shares sold                            783,582
TOTAL ASSETS                                      473,639,697
LIABILITIES:

Payable for investments
purchased                       $ 8,449,451
Payable for shares
redeemed                          1,002,531
Accrued expenses                    181,107
TOTAL LIABILITIES                                   9,633,089
Net assets for 45,393,314
shares outstanding                              $ 464,006,608
NET ASSETS CONSIST OF:

Paid in capital                                 $ 480,874,294
Net unrealized
appreciation of
investments                                         5,193,118
Accumulated net realized
loss on investments                               (23,865,842)
Undistributed net
investment income                                   1,805,038
TOTAL NET ASSETS                                $ 464,006,608
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($109,296,609 / 10,691,412
shares outstanding)                                    $10.22
Offering Price Per Share
(100/95.50 of $10.22) 1                                $10.70
Redemption Proceeds Per
Share                                                  $10.22
CLASS B SHARES:
Net Asset Value Per Share
($77,439,602 / 7,579,580
shares outstanding)                                    $10.22
Offering Price Per Share                               $10.22
Redemption Proceeds Per
Share (94.50/100 of
$10.22) 1                                               $9.66
CLASS C SHARES:
Net Asset Value Per Share
($7,603,386 / 744,068
shares outstanding)                                    $10.22
Offering Price Per Share                               $10.22
Redemption Proceeds Per
Share (99.00/100 of
$10.22) 1                                              $10.12
CLASS F SHARES:
Net Asset Value Per Share
($269,667,011 / 26,378,254
shares outstanding)                                    $10.22
Offering Price Per Share
(100/99.00 of $10.22) 1                                $10.32
Redemption Proceeds Per
Share (99.00/100 of
$10.22) 1                                              $10.12

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED AUGUST 31, 1999


INVESTMENT INCOME:
Interest                                       $  29,968,349
EXPENSES:

Investment advisory fee        $ 2,898,235
Administrative personnel
and services fee                   364,212
Custodian fees                      22,046
Transfer and dividend
disbursing agent fees and
expenses                           367,369
Directors'/Trustees' fees           13,610
Auditing fees                       13,974
Legal fees                          13,084
Portfolio accounting fees          110,844
Distribution services fee-
Class B Shares                     485,484
Distribution services fee-
Class C Shares                      61,432
Shareholder services fee-
Class A Shares                     279,016
Shareholder services fee-
Class B Shares                     161,828
Shareholder services fee-
Class C Shares                      20,477
Shareholder services fee-
Class F Shares                     746,275
Share registration costs            40,508
Printing and postage                24,279
Insurance premiums                  11,263
Taxes                               36,985
Miscellaneous                       22,318
TOTAL EXPENSES                                     5,693,239
Net investment income                             24,275,110
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                      (17,594,800)
Net change in unrealized
appreciation of
investments                                      (19,467,255)
Net realized and
unrealized loss on
investments                                      (37,062,055)
Change in net assets
resulting from operations                      $  (12,786,945)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED AUGUST 31                        1999                  1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $    24,275,110       $    22,471,420
Net realized gain (loss) on
investments ($1,110,583
and $4,375,593,
respectively, as computed
for federal tax purposes)            (17,594,800)            4,375,593
Net change in unrealized
appreciation of
investments                          (19,467,255)           11,688,975
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            (12,786,945)           38,535,988
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                        (5,694,395)           (5,141,911)
Class B Shares                        (2,791,321)           (1,241,221)
Class C Shares                          (355,204)             (144,720)
Class F Shares                       (15,268,147)          (16,533,742)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (24,109,067)          (23,061,594)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               105,746,491            75,194,657
Net asset value of shares
issued to shareholders in
payment of
distributions declared                14,496,584            13,981,416
Cost of shares redeemed             (101,993,641)          (65,472,597)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                          18,249,434            23,703,476
Change in net assets                 (18,646,578)           39,177,870
NET ASSETS:

Beginning of period                  482,653,186           443,475,316
End of period (including
undistributed net
investment income of
$1,805,038 and $0,

respectively)                    $   464,006,608       $   482,653,186

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED AUGUST 31          1999          1998         1997        1996 1
NET ASSET VALUE, BEGINNING

OF PERIOD                       $11.04        $10.67      $10.33     $10.42
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income             0.55          0.54        0.58       0.08
Net realized and
unrealized gain (loss) on
investments                      (0.82)         0.39        0.33      (0.12)
TOTAL FROM INVESTMENT

OPERATIONS                       (0.27)         0.93        0.91      (0.04)
LESS DISTRIBUTIONS:

Distributions from net

investment income                (0.55)        (0.56)      (0.57)     (0.05)
NET ASSET VALUE, END OF

PERIOD                          $10.22        $11.04      $10.67     $10.33
TOTAL RETURN 2                   (2.58%)        8.91%       9.07%     (0.36%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses                          1.07%         1.08%       1.09%      0.84% 3
Net investment income             5.14%         4.98%       5.29%      6.15% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $109,297      $112,179     $94,941       $296
Portfolio turnover                  25%           41%         20%        22%

1 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED AUGUST 31          1999         1998        1997        1996 1
NET ASSET VALUE, BEGINNING

OF PERIOD                      $11.03       $10.66      $10.33     $10.42
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.47         0.44        0.51       0.08
Net realized and
unrealized gain (loss) on
investments                     (0.81)        0.40        0.31      (0.12)
TOTAL FROM INVESTMENT

OPERATIONS                      (0.34)        0.84        0.82      (0.04)
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.47)       (0.47)      (0.49)     (0.05)
NET ASSET VALUE, END OF

PERIOD                         $10.22       $11.03      $10.66     $10.33
TOTAL RETURN 2                  (3.23%)       8.08%       8.17%     (0.36%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses                         1.82%        1.83%       1.84%      0.84% 3
Net investment income            4.39%        4.25%       4.55%      6.15% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $77,440      $47,028     $14,997       $296
Portfolio turnover                 25%          41%         20%        22%

1 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED AUGUST 31          1999        1998       1997       1996 1
NET ASSET VALUE, BEGINNING

OF PERIOD                     $11.03      $10.66     $10.33     $10.42
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income           0.47        0.45       0.50       0.08
Net realized and
unrealized gain (loss) on
investments                    (0.81)       0.40       0.32      (0.12)
TOTAL FROM INVESTMENT

OPERATIONS                     (0.34)       0.85       0.82      (0.04)
LESS DISTRIBUTIONS:

Distributions from net

investment income              (0.47)      (0.48)     (0.49)     (0.05)
NET ASSET VALUE, END OF

PERIOD                        $10.22      $11.03     $10.66     $10.33
TOTAL RETURN 2                 (3.24%)      8.11%      8.17%     (0.36%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses                        1.82%       1.83%      1.86%      0.84% 3
Net investment income           4.39%       4.24%      4.51%      6.15% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $7,603      $6,269     $1,950       $296
Portfolio turnover                25%         41%        20%        22%

1 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED AUGUST 31          1999          1998         1997         1996         1995
NET ASSET VALUE, BEGINNING

OF PERIOD                       $11.04        $10.67       $10.33       $10.71       $10.56
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income             0.55          0.55         0.54         0.69         0.63
Net realized and
unrealized gain (loss)
on investments                   (0.82)         0.38         0.37        (0.42)        0.15
TOTAL FROM INVESTMENT

OPERATIONS                       (0.27)         0.93         0.91         0.27         0.78
LESS DISTRIBUTIONS:

Distributions from net

investment income                (0.55)        (0.56)       (0.57)       (0.65)       (0.63)
NET ASSET VALUE, END OF

PERIOD                          $10.22        $11.04       $10.67       $10.33       $10.71
TOTAL RETURN 1                   (2.58%)        8.91%        9.07%        2.47%        7.73%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                        1.07%         1.08%        1.09%        1.09%        1.08%
Net investment income 2           5.14%         4.98%        5.22%        5.90%        6.18%
Expenses (after waivers)          1.07%         1.08%        1.08%        1.08%        1.08%
Net investment income
(after waivers)                   5.14%         4.98%        5.23%        5.91%        6.18%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $269,667      $317,178     $331,588     $383,028     $426,010
Portfolio turnover                  25%           41%          20%          22%          13%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 1999

ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax.

The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to prior year interest payments on defaulted securities. The following reclassifications have been made to the financial statements.


                 INCREASE (DECREASE)

                  ACCUMULATED

                 NET REALIZED       UNDISTRIBUTED
                      LOSS ON      NET INVESTMENT

PAID-IN CAPITAL   INVESTMENTS              INCOME
$(1,468,753)       $(945,000)          $2,413,753


Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $4,215,460, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2002               $  566,748
2004               $3,648,712

Additionally, net capital losses of $19,650,382 attributable to security transactions after October 31, 1998, are treated as arising on September 1, 1999, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At August 31, 1999, par value shares ($0.001 per share) authorized were as follows:


                   NUMBER OF
                   PAR VALUE CAPITAL

SHARE CLASS NAME   STOCK AUTHORIZED
Class A Shares       500,000,000
Class B Shares       500,000,000
Class C Shares       500,000,000
Class F Shares       500,000,000
TOTAL              2,000,000,000

Transactions in capital stock were as follows:


YEAR ENDED AUGUST 31                       1999                                  1998
CLASS A SHARES:                  SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                     1,892,571       $  20,449,506       2,396,950       $  26,115,990
Shares issued to
shareholders in payment of
distributions declared            367,199           3,960,907         325,421           3,526,334
Shares redeemed                (1,732,230)        (18,757,769)     (1,457,233)        (15,845,507)
NET CHANGE RESULTING FROM
CLASS A SHARE

TRANSACTIONS                      527,540       $   5,652,644       1,265,138       $  13,796,817


YEAR ENDED AUGUST 31                       1999                                  1998
CLASS B SHARES:                  SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                     4,254,176       $  46,057,634       3,100,694       $  33,768,993
Shares issued to
shareholders in payment of
distributions declared            123,252           1,325,784          54,169             587,226
Shares redeemed                (1,060,466)        (11,420,830)       (298,593)         (3,262,688)
NET CHANGE RESULTING FROM
CLASS B SHARE

TRANSACTIONS                    3,316,962       $  35,962,588       2,856,270       $  31,093,531


YEAR ENDED AUGUST 31                       1999                                  1998
CLASS C SHARES:                  SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                       598,868       $   6,508,764         419,685       $   4,574,972
Shares issued to
shareholders in payment of
distributions declared             22,128             238,543          11,298             122,567
Shares redeemed                  (445,091)         (4,718,986)        (45,704)           (497,848)
NET CHANGE RESULTING FROM
CLASS C SHARE

TRANSACTIONS                      175,905       $   2,028,321         385,279       $   4,199,691


YEAR ENDED AUGUST 31                       1999                                  1998
CLASS F SHARES:                  SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                     3,049,629       $  32,730,587         985,428       $  10,734,702
Shares issued to
shareholders in payment of
distributions declared            831,010           8,971,350         899,119           9,745,289
Shares redeemed                (6,238,960)        (67,096,056)     (4,227,235)        (45,866,554)
NET CHANGE RESULTING FROM
CLASS F SHARE

TRANSACTIONS                   (2,358,321)     $  (25,394,119)     (2,342,688)      $ (25,386,563)
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              1,662,086       $  18,249,434       2,163,999       $  23,703,476

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses of the average daily net assets of each class as follows:

                   PERCENT OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS

Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%
Class F Shares     0.25%

For the fiscal year ended August 31, 1999, Class A Shares and Class F Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended August 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $154,265,000 and $159,059,400, respectively.

GENERAL

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1999, were as follows:

Purchases     $120,132,324
Sales         $131,547,319

INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 19% of its portfolio invested in lower rated (BB or lower) and comparable quality unrated high-yield securities. Investments in higher yield securities are accomplished by greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Opportunities Fund, Inc. as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years then ended August 31, 1999 and 1998, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Municipal Opportunities Fund, Inc. as of August 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
October 15, 1999

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON, III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.

Established 1987

13TH ANNUAL REPORT

ANNUAL REPORT

AS OF AUGUST 31, 1999

[Graphic]
Federated

Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

G01091-01 (10/99)

[Graphic]

                                    APPENDIX

     A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/10/87 to 8/31/99. The "y" axis is measured in increments of $5,000 ranging from $0 to $30,000 and indicates that the ending value of hypothetical initial investment of $13,000 in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $28,458 on 8/31/99

     B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/10/87 to 8/31/99. The "y" axis is measured in increments of $5,000 ranging from $0 to $30,000 and indicates that the ending value of hypothetical initial investment of $1,000 in and subsequent investments of $1,000 each year for 12 years in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $20,930 on 8/31/99

     C. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/10/87 to 8/31/99. The "y" axis is measured in increments of $20,000 ranging from $0 to $120,000 and indicates that the ending value of hypothetical initial investment of $5,000 in and subsequent investments of $500 on the first of every month in the fund's Class F Shares , assuming the reinvestment of capital gains and dividends, would have grown to $118,460 on 8/31/99

     D. - The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed above the graph. The Class A Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") are represented by a solid line. The Lehman Brothers Municipal Bond Index (LBMBI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund and the LBMBI. The "x" axis reflects computation periods from 8/5/1996 to 8/31/1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares as compared to the LBMBI. The ending values were $10,957 and $11,927, respectively.

     E. - The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed above the graph. The Class B Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") are represented by a solid line. The Lehman Brothers Municipal Bond Index (LBMBI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund and the LBMBI. The "x" axis reflects computation periods from 8/5/1996 to 8/31/1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares as compared to the LBMBI. The ending values were $10,916 and $11,927, respectively.

     F. - The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed above the graph. The Class C Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") are represented by a solid line. The Lehman Brothers Municipal Bond Index (LBMBI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the Fund and the LBMBI. The "x" axis reflects computation periods from 8/5/1996 to 8/31/1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class C Shares as compared to the LBMBI. The ending values were $11,218 and $11,927, respectively.

     G. - The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed above the graph. The Class F Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") are represented by a solid line. The Lehman Brothers Municipal Bond Index (LBMBI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class F Shares of the Fund and the LBMBI. The "x" axis reflects computation periods from 8/5/1996 to 8/31/1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class F Shares as compared to the LBMBI. The ending values were $17,913 and $20,309, respectively.